PARENT ENTITY FINANCIAL INFORMATION	12 Months Ended
Jun. 30, 2021
Parent Entity Financial Information
PARENT ENTITY FINANCIAL INFORMATION

31. PARENT ENTITY FINANCIAL INFORMATION

The individual financial statements for the parent entity show the following aggregate amounts:

	2021 $	2020 $
Balance sheet
Current assets	21,809,918	11,646,391
Non-current assets	2,011,338	345,236
Total assets	23,821,256	11,991,627
Current liabilities	1,317,378	10,095,549
Non-current liabilities	7,694,668	1,117,947
Total liabilities	9,012,046	11,213,496

Shareholders’ equity
Share Capital Reserves	153,574,974	140,111,073
Other reserves	(117,131)	(117,131)
Share-based payments	8,499,649	6,184,391
Retained earnings	(147,148,282)	(145,400,202)

Total Equity	14,809,210	778,131

Profit/(Loss) for the year	(1,601,672)	(8,816,667)

For the year ended June 30, 2021, A$4,482,965 impairment loss previously recognised on intercompany loan balances between the parent and its subsidiaries was reversed. (2020: A$3,782,537 recognised as impairment loss).